Deferred Revenue (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred Revenue
Total deferred revenue	$ 7,308	$ 7,215
Cloud-based connectivity and basic IoT services
Deferred Revenue
Total deferred revenue	1,122	1,375	$ 2,669	$ 2,058
Membership
Deferred Revenue
Total deferred revenue		672	3,473	1,077
SaaS
Deferred Revenue
Total deferred revenue	$ 6,186	$ 5,168	$ 3,971	$ 1,040